Share-Based Compensation (Details)							12 Months Ended
	Mar. 19, 2021 $ / shares shares	Jan. 15, 2020 $ / shares shares	Dec. 21, 2018 $ / shares shares	Dec. 22, 2017 $ / shares shares	Dec. 26, 2016 $ / shares shares	Oct. 05, 2015 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares
Share-Based Compensation (Details) [Line Items]
Employee stock plann						50,000,000
Shares reserved for issuance						6,250,000
Exercise price (in Dollars per share) | $ / shares							$ 0.18	$ 0.17	$ 0.16
Share-Based compensation Period	4 years
Shares purchase
Exercise price per shares (in Dollars per share) | $ / shares
Share options vested amount (in Dollars) | $							$ 9,366	$ 71,845
Share-based compensation expense (in Dollars) | $							102,783	$ 54,717
Outstanding share options were forfeited								209,143
Unrecognized share-based compensation (in Dollars) | $								$ 531,616
unrecognized share-based compensation (in Dollars) | $								$ 102,783
weighted-average vesting							0 years	1 year 29 days
Board of Directors Chairman [Member]
Share-Based Compensation (Details) [Line Items]
Grant employees	68
Shares purchase	579,100
Exercise price per shares (in Dollars per share) | $ / shares	$ 2.4
Common Class A [Member]
Share-Based Compensation (Details) [Line Items]
Options purchased shares		33,788	44,250	213,125	64,250	795,644
Exercise price (in Dollars per share) | $ / shares		$ 2.4	$ 0.16	$ 0.16	$ 0.16	$ 0.16
Share-Based compensation Period		4 years	4 years	4 years	4 years	4 years